DECONSOLIDATION OF TWO SUBSIDIARIES	12 Months Ended
Mar. 31, 2025
Deconsolidation Of Two Subsidiaries
DECONSOLIDATION OF TWO SUBSIDIARIES
NOTE 7 – DECONSOLIDATION OF TWO SUBSIDIARIES

On February 25, 2024, the Company transferred 100% equity of Farvision Digital Technology Group Inc., a wholly owned subsidiary of the Company to an individual unrelated to the Company, at a price of $74,160 (C$100,000). The Company deconsolidated the subsidiary since then.

The Company recognized a loss of $84,018 from deconsolidation of a subsidiary for the year ended March 31, 2024.

The following table summarized the assets and liabilities of Farvision Digital as of the deconsolidation date:

Amounts
Cash	$–
Working capital (exclude cash), net	158,178
Carrying value of net assets	158,178
Fair value of the consideration received	74,160
Loss on deconsolidation of a subsidiary	$(84,018)

On February 5, 2024, the Company transferred 70% equity of Visionary Academy (Lowell Academy) from Farvision Career Education Group Inc. to the same individual at a nominal price.

The Company recognized a loss of $79,387 from deconsolidation of a subsidiary for the year ended March 31, 2024.

The following table summarized the assets and liabilities of Lowell Academy as of the deconsolidation date:

Amounts
Cash	$2,386
Working capital (exclude cash), net	81,773
Carrying value of net assets	84,032
Carrying value of net assets contributed to the Company (70%)	58,822
Carrying value of the noncontrolling interest	20,565
Carrying value of net assets divested by the Company	79,387
Fair value of the consideration	–
Loss on deconsolidation of a subsidiary	$(79,387)

On December 10, 2024, the Company transferred 100% equity of Animation which owns 100% of NeoCanaan, two wholly owned subsidiaries of the Company to an individual unrelated to the Company, at a price of $70 (C$100). The Company deconsolidated the subsidiary since then.

The Company recognized a loss of $368,608 from deconsolidation of a subsidiary for the year ended March 31, 2025. This subsidiary in turn owned another entity, and as a result of the transaction, control over both subsidiaries was relinquished.

The following table summarized the assets and liabilities of Animation and NeoCanaan as of the deconsolidation date:

Amounts
Cash	$-
Current liabilities, net	(1,147,268)
Net book value of PPE	15,052,632
Carrying value of mortgage	(13,536,686)
Carrying value of net assets	368,678
Fair value of the consideration received	70
Loss on deconsolidation of a subsidiary	$(368,608)